Note 3 - Vessels, Net (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2021	116,331,440	(17,872,993)	98,458,447
Depreciation for the period	-	(1,596,543)	(1,596,543)
Capitalized expenses	245,161	-	245,161
Balance, March 31, 2021	116,576,601	(19,469,536)	97,107,065